Discontinued Operations - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Oct. 02, 2013 facility employee
Discontinued Operations
Proceeds from sale of EMS business	$ 75,000
Electronics Manufacturing Solutions [Member]
Discontinued Operations
Proceeds from sale of EMS business		$ 75,000
Number of manufacturing facilities		5
Number of employees		1,000